COMMITMENTS AND CONTINGENT LIABILITIES	6 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
COMMITMENTS AND CONTINGENT LIABILITIES

NOTE 17. COMMITMENTS AND CONTINGENT LIABILITIES

iOx – Parexel Master Services Agreement

Effective March 15, 2022, iOx, a wholly-owned subsidiary of the Company, entered into a Master Services Agreement (the “MSA”) with Parexel under which Parexel agreed to act as a clinical service provider (“CRO”) pursuant to a work order (“Work Order”) effective June 1, 2022. Under such Work Order, Parexel planned to operate a Phase 2 trial of IMM60 and pembrolizumab in advanced melanoma and non-small lung cancer. The MSA provided for a five-year term, and the Work Order provided for a term to end upon the completion of the services required. The budget provided for service fees and pass-through expenses and clinical sites totaling $11.5 million. During the year ended March 31, 2023 (“Fiscal 2023”), the Company executed two change orders resulting in a $0.6 million increase in the overall estimated budgeted costs. As a result of the Company’s decision to discontinue the development with respect to this program, on December 20, 2023, the Company provided Parexel notice of termination of the contract, with a planned termination date of April 18, 2024.

As the ongoing CRO services were wound down, the Company noticed that expenses incurred under the CRO agreement were higher than originally budgeted. Parexel agreed to refund the Company $0.552 million and release the liability for amounts invoiced and unbilled services totaling $1.486 million, and the Company forfeited advanced payments of $1.091 million. As a result, the Company recognized a net gain of $0.946 million as of September 30, 2024. The Company received the refund from Parexel on October 3, 2024. As of March 31, 2024, the Company reflected $1.414 million of payables to Parexel in accounts payable and accrued liabilities and $1.277 million in prepaid expenses and other receivables in the consolidated statement of financial position.

Tarus – Fortrea Clinical Service Agreement

On March 1, 2023, Tarus entered into a clinical service agreement with Fortrea Inc. (formerly Labcorp Drug Development Inc.), a third-party CRO. The term of the agreement is through the earlier of August 14, 2025 or the completion of provision of services and the payment of contractual obligations. The budgeted costs for the services to be provided is approximately $12.1 million.

In March 2025, the Company resumed patient enrollment into the final cohort arm of TT-10 (PORT-6) as part of the Phase 1a TT-10-101 (ADPORT-601) clinical trial, following a prior pause due to funding constraints. This decision reflects the favorable safety and preliminary activity signals observed in earlier dose cohorts. In April 2025, we announced confirmatory preclinical results in mesothelioma with our TT-4 (PORT-7) compound, supporting advancement of this indication in its first-inhuman trial of TT-4 (PORT-7) which is expected to commence in the quarter ending March 31, 2026.

Nasdaq Notifications

On December 10, 2024, the Company received written notice (the “Notice”) from The Nasdaq Stock Market, LLC (“Nasdaq”) indicating that it was not in compliance with the minimum shareholders’ equity requirement for continued listing on The Nasdaq Capital Market (the “Capital Market”) as set forth in Nasdaq Listing Rule 5550(b)(1) (the “Shareholders’ Equity Requirement”), because the shareholders’ equity of $695,000 as of September 30, 2024, as reported in the Company’s Report on Form 6-K containing unaudited condensed consolidated interim financial statements for the three and six months ended September 30, 2024, filed with the United States Securities and Exchange Commission (the “SEC”) on December 31, 2024, was below the required minimum of $2.5 million, and because as of the date of the Notice, the Company did not meet either of the alternative continued listing standards for the Nasdaq Capital Market, relating to market value of listed securities of at least $35 million or net income from continuing operations of at least $500,000 in the most recently completed fiscal year or in two of the last three most recently completed fiscal years. The Company submitted a plan on January 24, 2025, to regain compliance with the shareholders’ equity requirement or achieve compliance with an alternative continued listing standard for the Capital Market (the “Compliance Plan”) and on February 11, 2025, the Company received notification from Nasdaq that Nasdaq accepted the Compliance Plan and granted the Company an extension to regain compliance with the continued listing standards by June 9, 2025. In keeping with the Compliance Plan, on June 5, 2025, the Company increased its shareholders’ equity, and submitted documentation to Nasdaq indicating compliance as of June 9, 2025, with the shareholders’ equity requirement. The Nasdaq Stock Market, LLC indicated by letter dated June 24, 2025, that the Company has regained compliance with the continued listing standards of the Nasdaq Capital Market.

Ground Tunnel Consulting Services Agreement

On July 15, 2025, Alpha Transform Holdings, an related party of the Company, entered into a consulting service agreement with Ground Tunnel Capital LLC, a third-party advisory and marketing consultant. This consulting service agreement was assigned to the Company on October 25, 2025. The effective date of the agreement occurred upon the closing of the subsequent private placement of ordinary shares, which occurred on September 25, 2025, with contractual services to be provided through July 15, 2028. $1.0 million was paid upon execution of the contract, with subsequent milestone payments of $0.25 million due on each October 15, 2025, January 15, 2026, April 15, 2026 and July 15, 2026. On October 14, 2025, the Company submitted its first milestone payment in the amount of $0.25 million.

BitGo Prime Master Loan Agreement

On August 28, 2025, the Company entered into a master loan agreement (the “Master Loan Agreement”) with BitGo Prime, LLC (“BitGo”). Pursuant to the Master Loan Agreement, the Company may borrow up to $35.0 million at an interest rate of 15.75% per annum with a 2.00% origination fee paid upfront. The Loan shall only be used to purchase liquid TON that will be delivered to BitGo and such purchased liquid TON will also be pledged as collateral for the Loan. The outstanding loan balance must be repaid within six months of the origination of the Loan, unless provided for otherwise or amended.

On October 7, 2025, the Company received its initial draw on the Master Loan Agreement in the amount of $2.1 million. No further draws have been made on the loan, and on November 25, 2025 the loan balance was paid down to $1.8 million.

Treasury Management Agreement

At the closing of the Company’s financing on September 25, 2025, the Company entered into a treasury management agreement (the “DWF TMA”) with DWF MaaS Limited (“DWF”), pursuant to which the Company appointed DWF to manage $15.0 million that DWF contributed in the September 2025 financing and implement the TON treasury strategy for the Company. Under the DWF TMA, DWF is entitled to retain 100% of all profits earned until the balance with DWF reaches $150.0 million at which point the Company will earn a 3% yield on all DWF-managed TON holdings, and additionally 10% of any profits from asset management will be shared with the Company. In consideration for the services to be provided, the Company issued 160,000 ordinary shares to DWF, which shares shall vest linearly over a period of three (3) years from the date of issue to DWF. The initial term of the agreement is 3 years and will commence on the date that the aggregate transfers from the Company to DWF reach $150 million.

The Company has the right to terminate the agreement with 90 days’ notice provided that a) the termination notice is submitted more than 18 months following commencement of the contract term, and b) the Company publicly announces it will cease its strategy of holding TON as a treasury asset. Pursuant to the DWF AMA, DWF is entitled to convert the Ordinary Shares it subscribed for in the September 2025 private placement into an equivalent value of TON from the amount of TON held by DWF on behalf of the Company up to a maximum value of $15,000,000. DWF may exercise this conversion option at any time within twelve months from August 25, 2025.

The range of management and trading activities that DWF is authorized to conduct under the DWF AMA is limited to market-making, buying and selling the TON tokens, and providing liquidity on decentralized or centralized exchanges. DWF cannot use derivatives as part of their mandate. DWF is mandated to actively manage the assets under management to provide market liquidity in TON trading pairs and generate a return. DWF is required to hold and secure the assets using institutional-grade custody solutions, which may include qualified third-party custodians, centralized cryptocurrency exchanges, multi-party computation (MPC) wallets, and other industry-standard security protocols designed to safeguard digital assets.

In addition to the initial $15.0 million that DWF contributed in the September 2025 financing, the Company is required to make additional transfers of a) $5 million 15 days after the close of the September 2025 financing, and b) $55.0 million within 3 months of the September 2025 financing, with no less than $20.0 million to be transferred each month. The Company also agrees to transfer 50% of any subsequent treasury fundraising to DWF for asset management until the total assets under management total $225.0 million. As of the date of filing there have been no additional transfers to DWF, and DWF is managing only the $15.0 million of their own funds that they contributed as part of the September 2025 financing.

On December 30, 2025, the Company entered into that certain Settlement Agreement and Release with DWF. See Note 22 “Subsequent Events” for further discussion on the Settlement Agreement.